UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund

The fund's portfolio
10/31/14 (Unaudited)

COMMON STOCKS (96.0%)(a)
			Shares	Value

Aerospace and defense (4.2%)

General Dynamics Corp.			36,000	$5,031,360

Honeywell International, Inc.			99,900	9,602,388

United Technologies Corp.			63,100	6,751,700

				21,385,448
Airlines (1.1%)

American Airlines Group, Inc.			49,100	2,030,285

Spirit Airlines, Inc.(NON)			49,900	3,648,189

				5,678,474
Auto components (0.1%)

Hota Industrial Manufacturing Co., Ltd. (Taiwan)			399,779	712,377

				712,377
Automobiles (0.2%)

Tesla Motors, Inc.(NON)(S)			5,000	1,208,500

				1,208,500
Banks (1.2%)

Bank of America Corp.			150,800	2,587,728

Bank of Ireland (Ireland)(NON)			4,692,355	1,840,510

PacWest Bancorp			36,400	1,552,824

				5,981,062
Beverages (1.3%)

Monster Beverage Corp.(NON)			16,800	1,694,784

PepsiCo, Inc.			52,300	5,029,691

				6,724,475
Biotechnology (7.8%)

Alkermes PLC(NON)			22,000	1,112,100

Biogen Idec, Inc.(NON)			16,700	5,362,036

Celgene Corp.(NON)			85,486	9,154,696

Cubist Pharmaceuticals, Inc.(NON)(S)			53,500	3,867,515

Gilead Sciences, Inc.(NON)			150,226	16,825,312

Neuralstem, Inc.(NON)(S)			315,140	866,635

Vertex Pharmaceuticals, Inc.(NON)			23,904	2,692,547

				39,880,841
Building products (0.3%)

Assa Abloy AB Class B (Sweden)			29,351	1,554,570

				1,554,570
Capital markets (1.1%)

Charles Schwab Corp. (The)			147,400	4,225,958

KKR & Co. LP			59,000	1,272,040

				5,497,998
Chemicals (3.8%)

Air Products & Chemicals, Inc.			16,200	2,181,492

Axiall Corp.			56,100	2,260,830

Chemtura Corp.(NON)			110,828	2,581,184

Dow Chemical Co. (The)			46,900	2,316,860

Huntsman Corp.			84,100	2,052,040

Monsanto Co.			53,500	6,154,640

Symrise AG (Germany)			37,895	2,131,030

				19,678,076
Commercial services and supplies (0.9%)

KAR Auction Services, Inc.			47,693	1,447,959

Tyco International, Ltd.			72,088	3,094,738

				4,542,697
Communications equipment (0.6%)

Qualcomm, Inc.			38,448	3,018,552

				3,018,552
Consumer finance (0.8%)

American Express Co.			44,400	3,993,780

				3,993,780
Containers and packaging (0.4%)

Packaging Corp. of America			25,700	1,852,456

				1,852,456
Diversified financial services (0.8%)

CME Group, Inc.			47,200	3,955,832

				3,955,832
Electrical equipment (0.8%)

Eaton Corp PLC			62,300	4,260,697

				4,260,697
Electronic equipment, instruments, and components (1.6%)

Anixter International, Inc.			32,045	2,729,273

Hollysys Automation Technologies, Ltd. (China)(NON)			78,100	1,915,793

SYNNEX Corp.			48,500	3,355,230

				8,000,296
Energy equipment and services (2.1%)

Aker Solutions ASA 144A (Norway)(NON)			82,015	531,369

Halliburton Co.			90,400	4,984,656

Schlumberger, Ltd.			53,800	5,307,908

				10,823,933
Food and staples retail (2.2%)

Costco Wholesale Corp.			37,600	5,014,712

CVS Health Corp.			72,600	6,229,806

				11,244,518
Food products (0.5%)

Mead Johnson Nutrition Co.			27,826	2,763,400

				2,763,400
Health-care equipment and supplies (2.9%)

Boston Scientific Corp.(NON)			95,800	1,272,224

GenMark Diagnostics, Inc.(NON)(S)			121,527	1,385,408

Medtronic, Inc.			61,500	4,191,840

Spectranetics Corp. (The)(NON)			71,700	2,277,909

Tornier NV (Netherlands)(NON)			41,064	1,147,739

Zimmer Holdings, Inc.			39,900	4,438,476

				14,713,596
Health-care providers and services (0.6%)

AAC Holdings, Inc.(NON)			59,600	1,298,088

ExamWorks Group, Inc.(NON)			45,400	1,760,612

				3,058,700
Health-care technology (0.1%)

Castlight Health, Inc. Class B(NON)(S)			38,900	486,639

				486,639
Hotels, restaurants, and leisure (3.7%)

Dunkin' Brands Group, Inc.			27,100	1,232,508

Hilton Worldwide Holdings, Inc.(NON)			263,292	6,645,490

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(S)			144,000	3,908,160

Starbucks Corp.			38,300	2,893,948

Wyndham Worldwide Corp.			53,934	4,189,054

				18,869,160
Household durables (1.9%)

Panasonic Corp. (Japan)			200,800	2,332,909

PulteGroup, Inc.			148,500	2,849,715

Whirlpool Corp.			25,800	4,438,890

				9,621,514
Household products (0.3%)

Colgate-Palmolive Co.			22,600	1,511,488

				1,511,488
Independent power and renewable electricity producers (0.5%)

Calpine Corp.(NON)			107,532	2,453,880

				2,453,880
Industrial conglomerates (0.6%)

Siemens AG (Germany)			29,473	3,320,744

				3,320,744
Insurance (1.5%)

American International Group, Inc.			43,200	2,314,224

Hartford Financial Services Group, Inc. (The)			96,100	3,803,638

Prudential PLC (United Kingdom)			72,117	1,664,149

				7,782,011
Internet and catalog retail (3.4%)

Amazon.com, Inc.(NON)			19,300	5,895,378

Bigfoot GmbH (acquired 8/2/13, cost $395,677) (Private) (Brazil)(F)(RES)(NON)			18	242,705

Groupon, Inc.(NON)			129,600	947,376

Priceline Group, Inc. (The)(NON)			8,050	9,709,991

Zalando SE (acquired 9/30/13, cost $672,602) (Germany)(F)(RES)(NON)(S)			28,050	585,262

				17,380,712
Internet software and services (8.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			50,513	4,980,582

Baidu, Inc. ADR (China)(NON)			12,800	3,056,256

Facebook, Inc. Class A(NON)			164,200	12,313,358

Google, Inc. Class A(NON)			20,649	11,725,948

Google, Inc. Class C(NON)			20,449	11,432,627

Twitter, Inc.(NON)			24,000	995,280

				44,504,051
IT Services (2.3%)

Visa, Inc. Class A			48,400	11,685,212

				11,685,212
Life sciences tools and services (1.2%)

Agilent Technologies, Inc.			71,600	3,958,048

Thermo Fisher Scientific, Inc.			20,340	2,391,374

				6,349,422
Machinery (0.6%)

Pall Corp.			33,700	3,080,854

				3,080,854
Marine (0.4%)

Kirby Corp.(NON)			16,800	1,857,744

				1,857,744
Media (5.2%)

CBS Corp. Class B (non-voting shares)			37,300	2,022,406

Charter Communications, Inc. Class A(NON)			9,000	1,425,510

Comcast Corp. Class A			163,200	9,033,120

DISH Network Corp. Class A(NON)			31,900	2,030,435

Liberty Global PLC Ser. C (United Kingdom)			41,900	1,863,293

Liberty Global PLC Ser. A (United Kingdom)(NON)			40,400	1,836,988

Lions Gate Entertainment Corp.			31,400	1,040,282

Live Nation Entertainment, Inc.(NON)			203,300	5,285,800

Time Warner, Inc.			28,600	2,272,842

				26,810,676
Metals and mining (0.4%)

Constellium NV Class A (Netherlands)(NON)			50,506	1,022,747

Reliance Steel & Aluminum Co.			18,600	1,255,128

				2,277,875
Oil, gas, and consumable fuels (3.6%)

Cabot Oil & Gas Corp.			39,100	1,216,010

Cheniere Energy, Inc.(NON)			26,800	2,010,000

EOG Resources, Inc.			44,100	4,191,705

EP Energy Corp. Class A(NON)(S)			87,000	1,270,200

Gaztransport Et Technigaz SA (France)			28,112	1,572,955

Gulfport Energy Corp.(NON)			38,800	1,946,984

Kodiak Oil & Gas Corp.(NON)			170,678	1,841,616

QEP Resources, Inc.			91,100	2,283,877

Suncor Energy, Inc. (Canada)			63,199	2,244,110

				18,577,457
Personal products (0.9%)

Coty, Inc. Class A(NON)			128,332	2,130,311

Estee Lauder Cos., Inc. (The) Class A			33,200	2,495,976

				4,626,287
Pharmaceuticals (4.1%)

AbbVie, Inc.			46,000	2,919,160

Actavis PLC(NON)			23,800	5,777,212

Allergan, Inc.			31,285	5,946,027

AstraZeneca PLC ADR (United Kingdom)			25,900	1,889,146

Bristol-Myers Squibb Co.			49,100	2,857,129

Jazz Pharmaceuticals PLC(NON)			8,100	1,367,604

				20,756,278
Real estate investment trusts (REITs) (0.6%)

American Tower Corp.			29,800	2,905,500

				2,905,500
Real estate management and development (0.4%)

RE/MAX Holdings, Inc. Class A			59,370	1,899,840

				1,899,840
Road and rail (2.6%)

Genesee & Wyoming, Inc. Class A(NON)			16,200	1,558,440

Union Pacific Corp.			99,400	11,575,130

				13,133,570
Semiconductors and semiconductor equipment (2.5%)

Lam Research Corp.			38,486	2,996,520

Maxim Integrated Products, Inc.			74,100	2,174,094

Micron Technology, Inc.(NON)			186,221	6,162,053

Skyworks Solutions, Inc.			27,800	1,619,072

				12,951,739
Software (4.6%)

Activision Blizzard, Inc.			129,200	2,577,540

Cadence Design Systems, Inc.(NON)			80,600	1,446,770

Microsoft Corp.			152,100	7,141,095

Oracle Corp.			148,700	5,806,735

Red Hat, Inc.(NON)			57,500	3,387,900

TiVo, Inc.(NON)			252,404	3,293,872

				23,653,912
Specialty retail (1.6%)

Home Depot, Inc. (The)			47,800	4,661,456

TJX Cos., Inc. (The)			57,100	3,615,572

				8,277,028
Technology hardware, storage, and peripherals (6.1%)

Apple, Inc.			226,930	24,508,440

EMC Corp.			73,300	2,105,909

SanDisk Corp.			39,159	3,686,428

Western Digital Corp.			12,400	1,219,788

				31,520,565
Textiles, apparel, and luxury goods (2.0%)

Michael Kors Holdings, Ltd.(NON)			32,100	2,522,739

NIKE, Inc. Class B			66,300	6,163,908

Tumi Holdings, Inc.(NON)(S)			84,500	1,755,065

				10,441,712
Tobacco (0.4%)

Philip Morris International, Inc.			23,900	2,127,339

				2,127,339
Wireless telecommunication services (0.5%)

Vodafone Group PLC ADR (United Kingdom)			71,081	2,361,311

				2,361,311

Total common stocks (cost $374,717,387)				$491,754,798

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	163,930	$152,455

Neuralstem, Inc. Ser. J (acquired 1/3/14, cost $ —)(F)(RES)	1/3/19	3.64	82,533	—

Total warrants (cost $165,569)				$152,455

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Bonds 5s, May 15, 2037(i)			$93,000	$128,177

Total U.S. treasury obligations (cost $128,177)				$128,177

SHORT-TERM INVESTMENTS (6.2%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)		Shares	10,200,303	$10,200,303

Putnam Short Term Investment Fund 0.09%(AFF)		Shares	20,771,181	20,771,181

SSgA Prime Money Market Fund Class N zero %(P)		Shares	110,000	110,000

U.S. Treasury Bills with an effective yield of 0.10%, January 8, 2015(SEGSF)			$466,000	465,992

U.S. Treasury Bills with an effective yield of zero % February 19, 2015(i)			111,000	110,989

Total short-term investments (cost $31,658,385)				$31,658,465

TOTAL INVESTMENTS

Total investments (cost $406,669,518)(b)				$523,693,895

FORWARD CURRENCY CONTRACTS at 10/31/14 (aggregate face value $9,160,056) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Sell	11/19/14	$2,240,900	$2,611,501	$370,601
JPMorgan Chase Bank N.A.
	Euro	Sell	12/17/14	910,790	949,408	38,618
UBS AG
	Euro	Sell	12/17/14	5,357,316	5,599,147	241,831

Total						$651,050

Putnam Growth Opportunities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	36,151	$—	8/12/15	(3 month USD-LIBOR-BBA plus 0.36%)	A basket (DBCTP16P) of common stocks	$50,602
JPMorgan Chase Bank N.A.
baskets	11,628	—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	78,459

Total		$—	$129,061

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
OTC	Over-the-counter

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through October 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $512,220,475.
(b)	The aggregate identified cost on a tax basis is $406,706,484, resulting in gross unrealized appreciation and depreciation of $125,305,325 and $8,317,914, respectively, or net unrealized appreciation of $116,987,411.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $827,967, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$10,372,288	$31,500,370	$21,101,477	$2,682	$20,771,181
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $10,200,303, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $10,029,358. Certain of these securities were sold prior to the close of the reporting period.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $210,135 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$92,493,712	$—	$827,967
Consumer staples	28,997,507	—	—
Energy	29,401,390	—	—
Financials	32,016,023	—	—
Health care	85,245,476	—	—
Industrials	58,814,798	—	—
Information technology	135,334,327	—	—
Materials	23,808,407	—	—
Telecommunication services	2,361,311	—	—
Utilities	2,453,880	—	—
Total common stocks	490,926,831	—	827,967
U.S. treasury obligations	—	128,177	—
Warrants	152,455	—	—
Short-term investments	20,881,181	10,777,284	—

Totals by level	$511,960,467	$10,905,461	$827,967

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$651,050	$—
Total return swap contracts	—	129,061	—

Totals by level	$—	$780,111	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$651,050	$—
Equity contracts	281,516	—

Total	$932,566	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$13,400,000
OTC total return swap contracts (notional)		$5,400,000
Warrants (number of warrants)		246,463

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Deutsche Bank AG	JPMorgan Chase Bank N.A.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$–	$50,602	$78,459	$–	$129,061
	Forward currency contracts#	370,601	–	38,618	241,831	651,050

	Total Assets	$370,601	$50,602	$117,077	$241,831	$780,111

	Liabilities:
	OTC Total return swap contracts*#	$–	$–	$–	$–	$–
	Forward currency contracts#	–	–	–	–	–

	Total Liabilities	$–	$–	$–	$–	$–

	Total Financial and Derivative Net Assets	$370,601	$50,602	$117,077	$241,831	$780,111
	Total collateral received (pledged)##†	$239,166	$(30,000)	$110,000	$210,135
	Net amount	$131,435	$80,602	$7,077	$31,696

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2014